Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Sep. 30, 2021
Other Income and Expenses [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

As of September 30, 2020 and 2021, prepaid expenses and other current assets consisted of the following:

	As of September 30,
	2020	2021
Prepaid construction fee(1)	$-	$384,425
Prepaid exhibition fee	-	80,796
Prepaid rental fee	53,784	74,288
Prepaid IPO related expense	759,365	-
Receivable from disposal of a production line	14,394	-
Others	67,924	70,093
Less: allowance for doubtful accounts	(14,394)	-
Prepaid expenses and other current assets	$881,073	$609,602

(1)	The balance represented prepaid construction fee for plant maintenance and renovation.